Financial income (Tables)	6 Months Ended
Jun. 30, 2025
Financial income
Schedule of financial income

	For the three months ended		For the six months ended
	June 30,		June 30,
(in EUR 000)	2025	2024	2025	2024
Interests	513	472	1,458	970
Exchange differences	2,164	1,593	2,951	2,498
Fair value adjustment foreign currency swaps and forwards	219	—	493	—
Fair value adjustment synthetic warrants	(43)	—	508	—
Fair value adjustment prepayment option	(1)	—	58	—
Other	6	4	12	9
Total financial income	2,858	2,069	5,480	3,477